Related party transactions - Balances Payable to Related Parties (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	₨ 3,504,125.5	$ 37,345.5	₨ 3,116,596.7
Balances in interest-bearing deposits	27,497,592.2	293,057.6	23,994,357.2
Others
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	3,154.1		2,349.0
Balances in interest-bearing deposits	2,427.6		462.6
Accrued expenses and other liabilities	0.0		110.8
Total	5,581.7		2,922.4
Related Party
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	3,154.1	33.6	2,349.0
Balances in interest-bearing deposits	2,427.6	25.9	462.6
Accrued expenses and other liabilities	0.0	0.0	110.8
Total	₨ 5,581.7	$ 59.5	₨ 2,922.4